Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2017	$(5,714)
2018	(8,922)
2019	(6,602)
2020	(802)
Total	$(22,040)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2016	June 30, 2017
Hires collected in advance	$7,924	$5,143
Deferred gain, net	-	4,461
Charter revenue resulting from varying charter rates	28,232	22,431
Total	$36,156	$32,035
Less current portion	(19,668)	(17,087)
Non-current portion	$16,488	$14,948